Selling, general and administrative expenses - Schedule of expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Distribution expenses	SFr (71.1)	SFr (61.5)	SFr (142.0)	SFr (120.7)
Selling expenses	(41.2)	(31.8)	(75.6)	(59.5)
Marketing expenses	(70.3)	(51.5)	(131.8)	(96.0)
Share-based compensation	(17.1)	(9.1)	(33.9)	(14.0)
General and administrative expenses	(93.1)	(71.2)	(174.4)	(137.5)
Selling, general and administrative expenses	SFr (292.9)	SFr (225.1)	SFr (557.7)	SFr (427.7)